Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Summary of amounts recognised in balance sheet

	2016	2017
	RMB’000	RMB’000
Associates
-Share of net assets	3,498,097	4,239,795

Joint ventures
-Share of net assets	190,697	212,249

	3,688,794	4,452,044

Summary of amounts recognised in share of profit/(loss)

	2016	2017
	RMB’000	RMB’000
Associates	929,315	1,200,141
Joint ventures	(12,561)	43,552

	916,754	1,243,693

Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2016	2017
	RMB’000	RMB’000
As at 1 January	236,983	190,697
Share of (loss)/profit	(12,561)	43,552
Cash dividends distribution	(33,725)	(22,000)

As at 31 December	190,697	212,249

Summary of principal activities of material associates/joint ventures

Name of entity	Place of business/country of incorporation	% of ownership interest	Nature of the relationship	Measurement method

BOC-SPC Gases Company Limited [“BOC”]	PRC	50	Production and sales of industrial gases	Equity
Shanghai Petrochemical Yangu Gas Development Company Limited [“Yangu Gas”]	PRC	50	Production and sales of industrial gases	Equity

Summarised financial information for associates/joint ventures

Summarised balance sheet

As at 31 December 2016	BOC RMB’000	Yangu Gas RMB’000

Current
Cash and cash equivalents	43,356	27,174
Other current assets (excluding cash)	37,422	12,401

Total current assets	80,778	39,575

Financial liabilities	(29,522)	(3,104)
Other current liabilities	(12,545)	(2,115)

Total current liabilities	(42,067)	(5,219)

Non-current
Total non-current Assets	273,096	66,757
Total non-current liabilities	—	—

Net assets	311,807	101,113

As at 31 December 2017	BOC RMB’000	Yangu Gas RMB’000

Current
Cash and cash equivalents	81,288	37,541
Other current assets (excluding cash)	66,756	14,712

Total current assets	148,044	52,253

Financial liabilities	—	—
Other current liabilities	(40,291)	(5,868)

Total current liabilities	(40,291)	(5,868)

Non-current
Total non-current assets	241,323	53,556
Total non-current liabilities	—	—

Net assets	349,076	99,941

Summarised statement of comprehensive income for joint ventures

2015	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000

Revenue	396,176	118,966	68,469
Depreciation and amortisation	(44,727)	(8,498)	(10,952)
Interest income	326	50	169
Interest expense	(4,012)	(1,072)	(244)
Profit/(loss) from continuing operations	72,778	(24,213)	1,830
Income tax expense	(14,392)	—	—
Post-tax profit/(loss) from continuing operations	58,386	(24,213)	1,830
Other comprehensive income	—	—	—

Total comprehensive income/(loss)	58,386	(24,213)	1,830

Dividends declared by joint venture	—	—	1,300

2016	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000

Revenue	370,171	31,794	59,904
Depreciation and amortisation	(45,317)	(8,463)	(11,612)
Interest income	354	6	246
Interest expense	(927)	(775)	—
Profit/(loss) from continuing operations	66,855	(82,690)	(2,651)
Income tax expense	(16,370)	—	—
Post-tax profit/(loss) from continuing operations	50,485	(82,690)	(2,651)
Other comprehensive income	—	—	—

Total comprehensive income/(loss)	50,485	(82,690)	(2,651)

Dividends declared by joint venture	66,250	—	1,200

2017	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000

Revenue	410,254	13,848	59,883
Depreciation and amortisation	(45,680)	(7,452)	(9,829)
Interest income	503	—	360
Interest expense	(190)	(533)	—
Profit/(loss) from continuing operations	108,072	(6,605)	(1,172)
Income tax expense	(26,803)	—	—
Post-tax profit/(loss) from continuing operations	81,269	(6,605)	(1,172)
Other comprehensive income	—	—	—

Total comprehensive income/(loss)	81,269	(6,605)	(1,172)

Dividends declared by joint venture	44,000	—	—

Reconciliation of summarised financial information for joint ventures

2016	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000

Opening net assets 1 January	327,572	79,963	104,964
Profit/(loss) for the year	50,485	(82,690)	(2,651)
Other comprehensive income	—	—	—
Declared dividends	(66,250)	—	(1,200)

Closing net assets/(deficit)(a)	311,807	(2,727)	101,113
% of ownership interest	50.00%	50.00%	50.00%
Interest in joint ventures	155,903	—	50,558
Unrealized downstream transactions	(15,764)	—	—

Carrying value	140,139	—	50,558

2017	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000

Opening net assets 1 January	311,807	(2,727)	101,113
Profit/(loss) for the year	81,269	(6,605)	(1,172)
Other comprehensive income	—	—	—
Declared dividends	(44,000)	—	—

Closing net assets (a)	349,076	(9,332)	99,941
% of ownership interest	50.00%	—	50.00%
Interest in joint ventures	174,538	—	49,972
Unrealized downstream transactions	(12,261)	—	—

Carrying value	162,277	—	49,972

(a)	Jinpu was disposed of in August 2017 and the related profit of RMB 10,339 thousands was accounted for in other gains/(losses) - net. The Group’s share of losses in Jinpu exceeded RMB 2,727 thousands to its interest during the year ended 31 December, cumulatively exceeded RMB 2,727 thousands to its investment as at 31 December 2016 .

Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2016	2017
	RMB’000	RMB’000
As at 1 January	3,074,156	3,498,097
Share of profit	929,315	1,200,141
Other comprehensive income	18,213	(810)
Cash dividends distribution	(523,587)	(457,633)

As at 31 December	3,498,097	4,239,795

Material associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of principal activities of material associates/joint ventures

Name of entity	Place of business/country of incorporation	% of ownership interest	Nature of the relationship	Measurement method

Shanghai Secco Petrochemical Company Limited [“Shanghai Secco”]	PRC	20	Manufacturing and distribution of chemical products	Equity
Shanghai Chemical Industry Park Development Company Limited [“Chemical Industry”]	PRC	38.26	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Equity
Shanghai Jinsen Hydrocarbon Resins Company Limited [“Jinsen”]	PRC	40	Production of resins products	Equity
Shanghai Azbil Automation Company Limited[“Azbil”]	PRC	40	Service and maintenance of building automation systems and products	Equity

Summarised financial information for associates/joint ventures

Summarised balance sheet for material associates

As at 31 December 2016	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Current
-Current assets	5,596,573	4,265,139	110,499	153,980
-Current liabilities	(1,982,932)	(1,299,046)	(10,324)	(46,532)
Non-current
-Non-current assets	6,582,633	3,001,112	83,077	3,145
-Non-current liabilities	—	(1,655,448)	—	—

Net assets	10,196,274	4,311,757	183,252	110,593

As at 31 December 2017	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Current
-Current assets	11,601,793	3,615,350	105,178	168,675
-Current liabilities	(4,173,984)	(1,358,611)	(12,618)	(51,729)
Non-current
-Non-current assets	5,842,119	3,098,107	73,623	2,829
-Non-current liabilities	—	(690,497)	—	—

Net assets	13,269,928	4,664,349	166,183	119,775

Summarised statement of comprehensive income for material associates

2015	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Revenue	23,848,576	1,032	245,060	186,657
Post-tax profit from continuing operations	2,185,268	235,635	8,155	20,507
Other comprehensive income	—	—	—	—

Total comprehensive income	2,185,268	235,635	8,155	20,507

Dividends declared by associate	780,000	42,000	7,315	30,000

2016	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Revenue	23,969,408	2,471,027	167,956	180,108
Post-tax profit/(loss) from continuing operations	3,753,476	513,804	(16,394)	16,278
Other comprehensive income	—	47,603	—	—

Total comprehensive income/(loss)	3,753,476	561,407	(16,394)	16,278

Dividends declared by associate	2,451,000	45,000	7,340	18,000

2017	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Revenue	29,186,371	2,664,866	193,007	234,852
Post-tax profit/(loss) from continuing operations	5,179,254	407,709	(17,069)	26,182
Other comprehensive income	—	(2,116)	—	—

Total comprehensive income/(loss)	5,179,254	405,593	(17,069)	26,182

Dividends declared by associate	2,105,600	53,001	—	17,000

Reconciliation of summarised financial information for material associates

2016	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000

Opening net assets 1 January	8,893,798	3,795,350	206,986	112,315
Profit/(loss) for the year	3,753,476	513,804	(16,394)	16,278
Other comprehensive income	—	47,603	—	—
Declared dividends	(2,451,000)	(45,000)	(7,340)	(18,000)

Closing net assets	10,196,274	4,311,757	183,252	110,593

% of ownership interest	20.00%	38.26%	40.00%	40.00%
Interest in associates	2,039,256	1,649,677	73,301	44,237
Unrealized upstream and downstream transaction	(7,979)	—	—	—

Unentitled portion (Note a)	—	(348,600)	—	—

Carrying value	2,031,277	1,301,077	73,301	44,237

2017	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Opening net assets 1 January	10,196,274	4,311,757	183,252	110,593
Profit/(loss) for the year	5,179,254	407,709	(17,069)	26,182
Other comprehensive income	—	(2,116)	—	—
Declared dividends	(2,105,600)	(53,001)	—	(17,000)

Closing net assets	13,269,928	4,664,349	166,183	119,775

% of ownership interest	20%	38.26%	40.00%	40.00%
Interest in associates	2,653,987	1,784,580	66,473	47,910
Unrealized upstream and downstream transaction	(9,512)	—	—	—
Unentitled portion (Note a)	—	(348,346)	—	—

Carrying value	2,644,475	1,436,234	66,473	47,910

Note a: Unentitled portion represented the earnings from sales of the lands injected by Government in Chemical Industry cannot be shared by other shareholders.

Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summarised financial information for associates/joint ventures

	2016	2017
	RMB’000	RMB’000
Carrying value of investments as at 31 December	48,205	44,703
Profit for the year	7,423	5,933
Total comprehensive income	7,423	5,933